LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–92.95%
INVESTMENT COMPANIES–92.95%
Equity Funds–26.08%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	355,325	$ 3,167,013
LVIP Delaware Mid Cap Value Fund	416,320	15,098,271
LVIP MFS Value Fund	282,989	12,904,005
LVIP SSGA Large Cap 100 Fund	2,281,248	26,092,908
LVIP SSGA Mid-Cap Index Fund	1,482,543	15,501,470
LVIP SSGA Nasdaq-100 Index Fund	233,032	1,815,782
LVIP SSGA S&P 500 Index Fund	4,095,648	84,542,372
LVIP SSGA Small-Cap Index Fund	733,182	19,130,189
LVIP T. Rowe Price Growth Stock Fund	926,448	32,812,941
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	665,966	14,975,570
		226,040,521
Fixed Income Funds–56.53%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	4,600,545	44,399,860
LVIP Delaware Bond Fund	16,414,294	189,716,410
LVIP JPMorgan High Yield Fund	2,510,457	23,485,328
LVIP PIMCO Low Duration Bond Fund	1,036,156	9,665,258
LVIP SSGA Bond Index Fund	3,439,348	33,846,625
LVIP SSGA Short-Term Bond Index Fund	622,613	6,039,347
LVIP Western Asset Core Bond Fund	21,926,663	182,824,518
		489,977,346
Global Equity Fund–0.66%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	878,173	5,756,426
		5,756,426
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	938,914	$ 8,271,832
		8,271,832
International Equity Funds–8.72%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	697,227	7,444,989
LVIP MFS International Growth Fund	1,515,394	23,682,584
LVIP Mondrian International Value Fund	1,497,719	18,526,782
LVIP SSGA Developed International 150 Fund	1,240,399	7,673,106
LVIP SSGA International Index Fund	2,277,356	18,207,461
		75,534,922
Total Affiliated Investments (Cost $810,088,077)		805,581,047

UNAFFILIATED INVESTMENT–5.30%
INVESTMENT COMPANY–5.30%
Money Market Fund–5.30%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	45,949,212	45,949,212
Total Unaffiliated Investment (Cost $45,949,212)		45,949,212

TOTAL INVESTMENTS–98.25% (Cost $856,037,289)	851,530,259
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.75%	15,169,831
NET ASSETS APPLICABLE TO 77,104,483 SHARES OUTSTANDING–100.00%	$866,700,090

✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(64)	Australian Dollar	$(4,105,920)	$(4,323,891)	12/19/22	$217,971	$—
(142)	British Pound	(9,923,138)	(10,275,973)	12/19/22	352,835	—
(186)	Euro	(22,927,987)	(23,402,521)	12/19/22	474,534	—
(124)	Japanese Yen	(10,793,425)	(10,844,453)	12/19/22	51,028	—
(13)	Swedish Krona	(2,353,260)	(2,442,780)	12/19/22	89,520	—
					1,185,888	—
Equity Contracts:
(53)	E-mini MSCI Emerging Markets Index	(2,309,475)	(2,593,343)	12/16/22	283,868	—
(214)	E-mini Russell 2000 Index	(17,866,860)	(19,824,106)	12/16/22	1,957,245	—
(608)	E-mini S&P 500 Index	(109,485,600)	(122,846,389)	12/16/22	13,360,789	—
(174)	E-mini S&P MidCap 400 Index	(38,422,680)	(43,053,492)	12/16/22	4,630,812	—
(645)	Euro STOXX 50 Index	(20,955,186)	(22,972,289)	12/16/22	2,017,103	—
(119)	FTSE 100 Index	(9,187,258)	(9,935,067)	12/16/22	747,810	—
(127)	OMXS 30 Index	(2,094,227)	(2,217,129)	10/21/22	122,902	—
(36)	SPI 200 Index	(3,722,379)	(3,990,770)	12/15/22	268,391	—
(79)	TOPIX Index	(10,021,696)	(10,433,953)	12/8/22	412,257	—
					23,801,177	—
Total Futures Contracts					$24,987,065	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$805,581,047	$—	$—	$805,581,047
Unaffiliated Investment Company	45,949,212	—	—	45,949,212
Total Investments	$851,530,259	$—	$—	$851,530,259
Derivatives:
Assets:
Futures Contracts	$24,987,065	$—	$—	$24,987,065
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-92.95%@
Equity Funds-26.08%@
✧✧‡LVIP Channing Small Cap Value Fund	$—	$3,842,324	$303,602	$14,529	$(386,238)	$3,167,013	355,325	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	19,912,632	2,093,029	2,887,910	44,939	(4,064,419)	15,098,271	416,320	495,868	—
✧✧LVIP MFS Value Fund	18,867,939	1,077,544	3,514,251	548,330	(4,075,557)	12,904,005	282,989	610,630	—
✧✧LVIP SSGA Large Cap 100 Fund	42,601,097	2,190,031	10,862,326	199,663	(8,035,557)	26,092,908	2,281,248	379,793	—
✧✧LVIP SSGA Mid-Cap Index Fund	22,411,186	2,840,666	3,253,025	422,238	(6,919,595)	15,501,470	1,482,543	1,919,494	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,800,830	341,405	397,187	(31,332)	(897,934)	1,815,782	233,032	33,109	—
✧✧LVIP SSGA S&P 500 Index Fund	127,493,642	10,683,241	16,623,025	9,015,993	(46,027,479)	84,542,372	4,095,648	8,644,655	—
✧✧LVIP SSGA Small-Cap Index Fund	32,361,500	5,387,584	8,554,713	281,345	(10,345,527)	19,130,189	733,182	2,349,893	—
✧✧LVIP T. Rowe Price Growth Stock Fund	44,523,540	21,568,592	7,515,723	(1,439,425)	(24,324,043)	32,812,941	926,448	6,352,926	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	14,722,538	10,479,744	3,755,985	(729,371)	(5,741,356)	14,975,570	665,966	2,011,751	—
Fixed Income Funds-56.53%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	61,409,017	798,759	14,494,636	(333,890)	(2,979,390)	44,399,860	4,600,545	—	—
✧✧LVIP Delaware Bond Fund	244,192,051	10,073,186	28,068,397	(3,831,846)	(32,648,584)	189,716,410	16,414,294	54,595	—
✧✧LVIP JPMorgan High Yield Fund	35,981,430	87,209	8,324,096	(487,945)	(3,771,270)	23,485,328	2,510,457	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	4,803,622	6,111,654	953,651	(39,427)	(256,940)	9,665,258	1,036,156	—	—
✧✧LVIP SSGA Bond Index Fund	44,941,497	1,115,391	5,949,648	(307,249)	(5,953,366)	33,846,625	3,439,348	7,768	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,599,728	250,731	1,453,629	(19,972)	(337,511)	6,039,347	622,613	31,855	—
✧✧LVIP Western Asset Core Bond Fund	243,968,070	8,232,786	26,701,394	(3,784,594)	(38,890,350)	182,824,518	21,926,663	—	—
Global Equity Fund-0.66%@
✧✧LVIP BlackRock Global Real Estate Fund	11,435,103	685,671	2,942,682	(335,317)	(3,086,349)	5,756,426	878,173	171,227	—
Global Fixed Income Fund-0.96%@
✧✧LVIP Global Income Fund	11,223,132	375,977	1,299,583	(218,120)	(1,809,574)	8,271,832	938,914	—	—
International Equity Funds-8.72%@
✧✧LVIP Loomis Sayles Global Growth Fund	10,580,023	2,371,931	1,723,489	(2,778)	(3,780,698)	7,444,989	697,227	527,934	—
✧✧LVIP MFS International Growth Fund	31,272,237	5,746,374	3,347,529	(657,298)	(9,331,200)	23,682,584	1,515,394	1,863,057	—
✧✧LVIP Mondrian International Value Fund	24,639,329	2,445,212	2,533,146	(280,439)	(5,744,174)	18,526,782	1,497,719	188,931	—
✧✧LVIP SSGA Developed International 150 Fund	11,130,160	991,817	2,026,200	95,132	(2,517,803)	7,673,106	1,240,399	329,652	—
✧✧×LVIP SSGA Emerging Markets Equity Index Fund	10,133,573	8,899	10,263,346	2,284,114	(2,163,240)	—	—	—	—
LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$35,427,574	$2,027,359	$10,543,631	$1,823,608	$(10,527,449)	$18,207,461	2,277,356	$275,262	$—
Total	$1,114,431,450	$101,827,116	$178,292,804	$2,230,888	$(234,615,603)	$805,581,047		$26,248,400	$—

@ As a percentage of Net Assets as of September 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
× Issuer is no longer an affiliate of the Fund at September 30, 2022.
LVIP Global Conservative Allocation Managed Risk Fund–5